UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2017

MBSCEN-QTLY-0717
1.850080.110

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.4%
	Principal Amount	Value
Fannie Mae - 56.3%
2.5% 11/1/42 to 8/1/43	18,822,335	18,356,188
2.571% 6/1/42 (a)	408,644	423,581
2.695% 2/1/42 (a)	1,804,205	1,867,369
2.73% 7/1/34 (a)	49,569	51,610
2.75% 10/1/34 (a)	2,374	2,456
2.755% 1/1/35 (a)	326,811	337,609
2.773% 1/1/42 (a)	1,344,400	1,410,469
2.79% 2/1/33 (a)	1,418	1,463
2.798% 10/1/33 (a)	142,857	150,685
2.803% 6/1/36 (a)	52,847	55,300
2.815% 7/1/35 (a)	30,462	31,550
2.815% 9/1/36 (a)	61,451	64,249
2.815% 7/1/43 (a)	9,406,158	9,727,353
2.833% 3/1/35 (a)	28,685	29,667
2.85% 10/1/33 (a)	2,244	2,314
2.862% 9/1/36 (a)	124,607	130,471
2.88% 1/1/35 (a)	1,416	1,474
2.882% 12/1/34 (a)	71,831	74,268
2.898% 6/1/36 (a)	394,101	415,911
2.922% 10/1/33 (a)	23,659	24,465
2.932% 1/1/35 (a)	220,343	228,916
2.944% 11/1/40 (a)	146,527	154,573
2.954% 5/1/35 (a)	302,574	317,528
2.99% 12/1/34 (a)	7,172	7,522
3% 9/1/30 to 2/1/47	761,791,493	768,455,712
3% 6/1/32 (b)	500,000	515,547
3% 6/1/32 (b)	120,750,000	124,504,576
3% 6/1/32 (b)	60,350,000	62,226,511
3% 6/1/32 (b)	60,400,000	62,278,066
3% 6/1/32 (b)	122,050,000	125,844,998
3% 6/1/32 (b)	63,525,000	65,500,234
3% 6/1/32 (b)	56,525,000	58,282,577
3% 6/1/32 (b)	12,600,000	12,991,782
3% 6/1/32 (b)	2,100,000	2,165,297
3% 6/1/47 (b)	4,500,000	4,520,742
3.006% 5/1/36 (a)	220,553	231,977
3.019% 10/1/41 (a)	117,359	123,321
3.023% 9/1/41 (a)	226,552	238,169
3.03% 8/1/41 (a)	1,193,425	1,262,757
3.065% 9/1/41 (a)	447,466	475,756
3.083% 3/1/35 (a)	68,131	70,746
3.093% 7/1/34 (a)	326,727	347,384
3.135% 3/1/33 (a)	121,148	126,945
3.17% 11/1/36 (a)	104,420	108,282
3.195% 4/1/37 (a)	107,238	110,515
3.25% 7/1/41 (a)	330,824	347,539
3.309% 6/1/47 (a)	112,839	117,129
3.315% 3/1/37 (a)	46,230	48,601
3.33% 7/1/35 (a)	143,918	151,856
3.331% 3/1/40 (a)	534,544	562,805
3.335% 9/1/35 (a)	47,127	48,821
3.384% 10/1/41 (a)	211,600	224,978
3.435% 12/1/39 (a)	262,810	273,699
3.463% 5/1/36 (a)	182,887	194,125
3.478% 12/1/40 (a)	13,074,119	13,741,244
3.5% 11/1/25 to 5/1/47(b)	942,662,471	977,945,950
3.5% 6/1/47 (b)	100,000,000	103,203,120
3.5% 6/1/47 (b)	800,000	825,625
3.5% 6/1/47 (b)	22,100,000	22,807,890
3.5% 6/1/47 (b)	59,100,000	60,993,044
3.5% 6/1/47 (b)	43,600,000	44,996,560
3.5% 6/1/47 (b)	43,600,000	44,996,560
3.5% 6/1/47 (b)	4,700,000	4,850,547
3.567% 7/1/41 (a)	421,716	439,427
4% 9/1/24 to 8/1/46	529,238,588	561,713,653
4% 6/1/47 (b)	45,100,000	47,619,259
4% 6/1/47 (b)	6,100,000	6,440,742
4.5% 4/1/21 to 8/1/56	157,264,530	170,479,792
4.5% 6/1/47 (b)	4,600,000	4,956,859
5% 3/1/18 to 8/1/56	145,522,657	160,693,256
5.255% 8/1/41	3,738,026	4,123,937
5.5% 12/1/17 to 9/1/41	74,174,427	83,277,945
6% 7/1/19 to 1/1/42	35,021,791	39,996,094
6.075% 7/1/37 (a)	30,001	30,930
6.309% 2/1/39	7,448,103	8,105,538
6.5% 6/1/17 to 8/1/39	34,762,458	40,280,950
7% 9/1/21 to 7/1/37	2,314,345	2,669,406
7.5% 12/1/22 to 2/1/32	1,019,710	1,188,216
8% 7/1/29 to 3/1/37	24,943	30,066
8.5% 12/1/19 to 8/1/23	585	646
9.5% 6/1/18 to 2/1/25	10,982	11,410
		3,732,637,104
Freddie Mac - 22.4%
2.424% 8/1/37 (a)	62,028	63,176
2.5% 7/1/31	10,975,103	11,117,436
2.748% 6/1/33 (a)	330,189	344,517
2.773% 1/1/36 (a)	114,537	118,460
2.82% 3/1/35 (a)	82,448	84,878
2.855% 3/1/36 (a)	264,342	273,970
2.915% 2/1/37 (a)	268,826	279,197
2.95% 3/1/37 (a)	30,039	31,106
2.951% 12/1/35 (a)	180,978	187,870
2.962% 11/1/35 (a)	232,866	242,531
2.967% 5/1/37 (a)	47,859	49,621
2.97% 8/1/37 (a)	140,992	146,923
2.991% 3/1/35 (a)	1,504,122	1,591,454
2.995% 6/1/33 (a)	823,148	866,437
3% 10/1/28 to 12/1/46	391,175,272	396,815,761
3.05% 6/1/37 (a)	51,437	53,695
3.091% 9/1/41 (a)	2,303,321	2,435,405
3.13% 3/1/36 (a)	299,943	313,672
3.158% 10/1/42 (a)	1,123,120	1,185,849
3.17% 6/1/36 (a)	37,652	39,181
3.219% 9/1/41 (a)	243,202	252,281
3.22% 4/1/41 (a)	224,017	237,694
3.248% 10/1/36 (a)	483,893	507,655
3.26% 6/1/37 (a)	43,452	45,912
3.274% 7/1/41 (a)	1,541,883	1,633,452
3.279% 6/1/41 (a)	288,212	302,894
3.287% 10/1/35 (a)	216,776	227,795
3.29% 6/1/37 (a)	278,840	295,063
3.295% 7/1/36 (a)	115,084	122,360
3.32% 4/1/37 (a)	65,972	69,832
3.349% 6/1/37 (a)	72,168	76,360
3.382% 12/1/40 (a)	6,465,889	6,774,050
3.421% 5/1/41 (a)	222,837	235,153
3.5% 6/1/27 to 9/1/46 (c)(d)	578,205,973	601,979,170
3.541% 3/1/33 (a)	3,428	3,631
3.614% 4/1/36 (a)	236,768	246,134
3.62% 5/1/41 (a)	312,304	329,219
3.648% 6/1/41 (a)	323,396	340,745
3.742% 12/1/36 (a)	343,729	359,675
4% 6/1/33 to 4/1/46	296,690,217	314,968,031
4.079% 10/1/35 (a)	55,274	58,768
4.5% 6/1/25 to 1/1/45	54,877,137	59,441,696
5% 6/1/20 to 7/1/41	41,490,435	45,947,515
5.157% 4/1/38 (a)	223,975	238,135
5.5% 10/1/17 to 4/1/41	15,618,464	17,448,702
6% 6/1/17 to 12/1/37	3,991,982	4,529,495
6.5% 5/1/18 to 9/1/39	6,388,836	7,321,992
7% 6/1/21 to 9/1/36	2,090,411	2,424,963
7.5% 6/1/26 to 6/1/32	43,518	51,000
8% 6/1/17 to 1/1/37	63,099	75,015
8.5% 9/1/19 to 9/1/29	68,891	79,778
9% 10/1/20	55	58
9.5% 5/1/21 to 7/1/21	292	313
10% 2/1/20 to 11/1/20	111	118
11% 7/1/19 to 9/1/20	38	40
		1,482,865,833
Ginnie Mae - 21.7%
3% 5/15/42 to 3/20/47	510,975,722	520,946,915
3.5% 11/15/40 to 7/20/46 (c)	388,381,336	406,622,452
3.5% 6/1/47 (b)	50,570,000	52,723,175
4% 2/15/39 to 7/15/45	139,701,228	149,239,965
4% 6/1/47 (b)	64,590,000	68,344,300
4% 7/1/47 (b)	28,600,000	30,217,685
4.5% 6/20/33 to 8/15/41	139,145,038	150,541,744
5% 12/15/32 to 9/15/41	36,557,991	40,884,737
5.5% 6/15/33 to 9/15/39	3,806,064	4,322,380
6% 10/15/30 to 5/15/40	5,755,344	6,656,769
6.5% 3/20/31 to 11/15/37	659,294	762,907
7% 10/15/22 to 3/15/33	2,166,941	2,543,372
7.5% 9/15/17 to 9/15/31	971,308	1,113,887
8% 11/15/21 to 11/15/29	321,141	366,212
8.5% 10/15/21 to 1/15/31	59,733	70,493
9% 8/15/19 to 1/15/23	1,952	2,090
9.5% 12/15/20 to 2/15/25	747	810
10.5% 11/15/17	77	77
11% 9/20/19	763	816
		1,435,360,786
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,642,752,562)		6,650,863,723

Asset-Backed Securities - 1.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	$69,600,000	$69,891,972
SLM Student Loan Trust Series 2007-5 Class A5, 1.2362% 1/25/24 (a)	18,539,766	18,514,106
TOTAL ASSET-BACKED SECURITIES
(Cost $88,122,851)		88,406,078

Collateralized Mortgage Obligations - 10.4%
U.S. Government Agency - 10.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.8236% 2/25/32 (a)	42,988	43,636
Series 2002-39 Class FD, 1.9991% 3/18/32 (a)	73,855	75,342
Series 2002-60 Class FV, 2.0236% 4/25/32 (a)	90,164	91,969
Series 2002-63 Class FN, 2.0236% 10/25/32 (a)	122,012	124,399
Series 2002-7 Class FC, 1.7736% 1/25/32 (a)	44,230	44,868
Series 2002-94 Class FB, 1.4236% 1/25/18 (a)	11,132	11,138
Series 2003-118 Class S, 7.0764% 12/25/33 (a)(e)(f)	1,439,153	348,752
Series 2006-104 Class GI, 5.6564% 11/25/36 (a)(e)(f)	1,068,974	198,606
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	53,762	57,447
Series 1993-207 Class H, 6.5% 11/25/23	762,336	834,697
Series 1996-28 Class PK, 6.5% 7/25/25	235,728	258,891
Series 1999-17 Class PG, 6% 4/25/29	667,166	738,736
Series 1999-32 Class PL, 6% 7/25/29	643,667	713,202
Series 1999-33 Class PK, 6% 7/25/29	428,078	475,204
Series 2001-52 Class YZ, 6.5% 10/25/31	53,014	61,223
Series 2003-28 Class KG, 5.5% 4/25/23	431,738	461,950
Series 2004-21 Class QE, 4.5% 11/25/32	11,106	11,149
Series 2005-102 Class CO, 11/25/35(g)	366,714	330,584
Series 2005-73 Class SA, 14.8887% 8/25/35 (a)(f)	128,536	161,062
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	861,482
Series 2006-12 Class BO, 10/25/35(g)	1,612,885	1,452,854
Series 2006-37 Class OW, 5/25/36(g)	158,013	140,137
Series 2006-45 Class OP, 6/25/36(g)	485,432	426,213
Series 2006-62 Class KP, 4/25/36(g)	766,576	677,535
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	131,020	151,565
Series 1999-25 Class Z, 6% 6/25/29	510,360	572,198
Series 2001-20 Class Z, 6% 5/25/31	706,414	779,028
Series 2001-31 Class ZC, 6.5% 7/25/31	386,890	440,349
Series 2002-16 Class ZD, 6.5% 4/25/32	203,141	234,759
Series 2002-74 Class SV, 6.5264% 11/25/32 (a)(e)	915,888	153,011
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,665,181
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	2,399,829	258,468
Series 06-116 Class SG, 5.6164% 12/25/36 (a)(e)(f)	720,045	151,784
Series 07-40 Class SE, 5.4164% 5/25/37 (a)(e)(f)	410,953	81,283
Series 1993-165 Class SH, 16.9046% 9/25/23 (a)(f)	31,412	39,776
Series 2003-21 Class SK, 7.0764% 3/25/33 (a)(e)(f)	107,532	22,739
Series 2003-35 Class TQ, 6.4764% 5/25/18 (a)(e)(f)	15,504	348
Series 2005-72 Class ZC, 5.5% 8/25/35	4,980,993	5,486,190
Series 2005-79 Class ZC, 5.9% 9/25/35	2,364,203	2,724,873
Series 2007-57 Class SA, 34.4786% 6/25/37 (a)(f)	345,502	691,081
Series 2007-66:
Class SA, 33.4586% 7/25/37 (a)(f)	517,544	1,032,035
Class SB, 33.4586% 7/25/37 (a)(f)	222,327	395,302
Series 2008-12 Class SG, 5.3264% 3/25/38 (a)(e)(f)	2,777,247	472,950
Series 2009-114 Class AI, 5% 12/25/23 (e)	49,991	106
Series 2009-16 Class SA, 5.2264% 3/25/24 (a)(e)(f)	3,749	47
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	57,437	1,336
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	197,500	9,772
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	286,905	13,649
Series 2010-112 Class SG, 5.3364% 6/25/21 (a)(e)(f)	198,030	8,027
Series 2010-12 Class AI, 5% 12/25/18 (e)	372,553	6,790
Series 2010-135 Class LS, 5.0264% 12/25/40 (a)(e)(f)	2,611,126	421,427
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	2,448,352	275,046
Series 2010-150 Class ZC, 4.75% 1/25/41	8,178,478	9,142,875
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	151,552	5,075
Series 2010-23:
Class AI, 5% 12/25/18 (e)	119,532	1,835
Class HI, 4.5% 10/25/18 (e)	124,873	2,538
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	346,368	6,173
Series 2010-95 Class ZC, 5% 9/25/40	17,509,706	19,692,521
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	720,083	44,031
Series 2011-110 Class SA, 5.5864% 4/25/41 (a)(e)(f)	5,990,938	876,544
Series 2011-112 Class SA, 5.5264% 11/25/41 (a)(e)(f)	5,942,914	1,046,232
Series 2011-123 Class SD, 5.5764% 8/25/39 (a)(e)(f)	5,166,836	697,629
Series 2011-39 Class ZA, 6% 11/25/32	1,805,517	2,048,281
Series 2011-4 Class PZ, 5% 2/25/41	3,404,085	3,922,415
Series 2011-67 Class AI, 4% 7/25/26 (e)	749,550	71,661
Series 2011-83 Class DI, 6% 9/25/26 (e)	1,087,660	113,060
Series 2012-100 Class WI, 3% 9/25/27 (e)	9,038,411	852,040
Series 2012-14 Class JS, 5.6264% 12/25/30 (a)(e)(f)	3,302,664	433,653
Series 2012-47 Class SD, 5.4264% 5/25/42 (a)(e)(f)	12,467,431	2,376,033
Series 2012-9 Class SH, 5.5264% 6/25/41 (a)(e)(f)	4,953,723	736,263
Series 2013-133 Class IB, 3% 4/25/32 (e)	6,119,719	588,051
Series 2013-51 Class GI, 3% 10/25/32 (e)	1,975,847	216,077
Series 2013-N1 Class A, 5.6964% 6/25/35 (a)(e)(f)	2,210,559	413,428
Series 2015-42:
Class IL, 6% 6/25/45 (e)	12,290,080	2,863,558
Class LS, 5.1764% 6/25/45 (a)(e)(f)	12,008,253	1,950,687
Series 2015-70 Class JC, 3% 10/25/45	13,510,828	13,864,893
Series 2016-78 Class CS, 5.0764% 5/25/39 (a)(e)(f)	24,047,373	4,146,967
Series 2017-30 Class AI, 5.5% 5/25/47	5,902,100	1,319,388
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	31,046	415
Class 5, 5.5% 7/25/33 (e)	387,039	73,059
Series 343 Class 16, 5.5% 5/25/34 (e)	330,908	59,900
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	240,267	56,380
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	156,135	25,569
Class 13, 6% 3/25/34 (e)	210,478	41,974
Series 359 Class 19, 6% 7/25/35 (a)(e)	141,305	26,897
Series 384 Class 6, 5% 7/25/37 (e)	1,750,722	306,948
Freddie Mac:
floater:
Series 2412 Class FK, 1.7891% 1/15/32 (a)	32,578	33,065
Series 2423 Class FA, 1.8891% 3/15/32 (a)	46,699	47,524
Series 2424 Class FM, 1.9891% 3/15/32 (a)	51,969	52,962
Series 2432:
Class FE, 1.8891% 6/15/31 (a)	86,901	88,340
Class FG, 1.8891% 3/15/32 (a)	27,449	27,916
Series 3346 Class FA, 1.2191% 2/15/19 (a)	57,668	57,676
floater target amortization class Series 3366 Class FD, 1.2391% 5/15/37 (a)	1,995,300	1,991,216
planned amortization class:
Series 2006-15 Class OP, 3/25/36(g)	1,424,090	1,257,175
Series 2095 Class PE, 6% 11/15/28	732,768	813,843
Series 2101 Class PD, 6% 11/15/28	71,850	77,426
Series 2121 Class MG, 6% 2/15/29	307,316	341,417
Series 2131 Class BG, 6% 3/15/29	2,085,003	2,319,923
Series 2137 Class PG, 6% 3/15/29	334,022	368,906
Series 2154 Class PT, 6% 5/15/29	519,893	578,993
Series 2162 Class PH, 6% 6/15/29	123,897	136,258
Series 2520 Class BE, 6% 11/15/32	658,585	713,504
Series 2585 Class KS, 6.6109% 3/15/23 (a)(e)(f)	38,829	3,621
Series 2693 Class MD, 5.5% 10/15/33	1,807,215	2,026,116
Series 2802 Class OB, 6% 5/15/34	1,242,467	1,367,393
Series 2937 Class KC, 4.5% 2/15/20	934,408	953,089
Series 2962 Class BE, 4.5% 4/15/20	1,156,256	1,190,245
Series 3002 Class NE, 5% 7/15/35	1,889,323	2,062,903
Series 3110 Class OP, 9/15/35(g)	898,399	831,787
Series 3119 Class PO, 2/15/36(g)	1,597,325	1,421,095
Series 3121 Class KO, 3/15/36(g)	279,388	248,686
Series 3123 Class LO, 3/15/36(g)	905,375	800,994
Series 3145 Class GO, 4/15/36(g)	871,375	770,442
Series 3189 Class PD, 6% 7/15/36	1,834,294	2,093,288
Series 3225 Class EO, 10/15/36(g)	511,076	448,683
Series 3258 Class PM, 5.5% 12/15/36	875,733	969,839
Series 3415 Class PC, 5% 12/15/37	682,448	744,644
Series 3786 Class HI, 4% 3/15/38 (e)	2,294,423	191,135
Series 3806 Class UP, 4.5% 2/15/41	4,872,592	5,209,547
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,826,871
sequential payer:
Series 2135 Class JE, 6% 3/15/29	150,014	167,064
Series 2274 Class ZM, 6.5% 1/15/31	168,101	191,721
Series 2281 Class ZB, 6% 3/15/30	415,031	446,285
Series 2303 Class ZV, 6% 4/15/31	167,291	186,624
Series 2357 Class ZB, 6.5% 9/15/31	1,272,341	1,469,148
Series 2502 Class ZC, 6% 9/15/32	358,186	389,797
Series 2519 Class ZD, 5.5% 11/15/32	586,431	631,235
Series 2546 Class MJ, 5.5% 3/15/23	268,756	283,999
Series 2601 Class TB, 5.5% 4/15/23	127,466	136,640
Series 2998 Class LY, 5.5% 7/15/25	387,737	419,706
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,450,539
Series 06-3115 Class SM, 5.6109% 2/15/36 (a)(e)(f)	608,582	122,890
Series 2013-4281 Class AI, 4% 12/15/28 (e)	7,788,013	694,371
Series 2844:
Class SC, 40.3708% 8/15/24 (a)(f)	15,328	22,557
Class SD, 73.5916% 8/15/24 (a)(f)	22,550	43,818
Series 2933 Class ZM, 5.75% 2/15/35	4,642,328	5,422,185
Series 2935 Class ZK, 5.5% 2/15/35	5,917,540	6,680,002
Series 2947 Class XZ, 6% 3/15/35	2,300,036	2,565,414
Series 2996 Class ZD, 5.5% 6/15/35	3,719,144	4,260,432
Series 3055 Class CS, 5.6009% 10/15/35 (a)(e)	866,290	170,831
Series 3237 Class C, 5.5% 11/15/36	5,686,496	6,464,460
Series 3244 Class SG, 5.6709% 11/15/36 (a)(e)(f)	2,053,669	399,331
Series 3284 Class CI, 5.1309% 3/15/37 (a)(e)	4,623,816	867,195
Series 3287 Class SD, 5.7609% 3/15/37 (a)(e)(f)	3,036,546	622,110
Series 3297 Class BI, 5.7709% 4/15/37 (a)(e)(f)	4,492,934	944,003
Series 3336 Class LI, 5.5909% 6/15/37 (a)(e)	1,431,274	251,200
Series 3772 Class BI, 4.5% 10/15/18 (e)	451,142	8,870
Series 3949 Class MK, 4.5% 10/15/34	1,348,013	1,448,211
Series 4055 Class BI, 3.5% 5/15/31 (e)	5,847,291	590,225
Series 4149 Class IO, 3% 1/15/33 (e)	859,718	109,242
Series 4314 Class AI, 5% 3/15/34 (e)	2,345,263	299,759
Series 4427 Class LI, 3.5% 2/15/34 (e)	9,691,526	1,166,965
Series 4471 Class PA 4% 12/15/40	17,224,174	18,092,653
target amortization class Series 2156 Class TC, 6.25% 5/15/29	411,029	443,778
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.8891% 2/15/24 (a)	166,071	167,812
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	268,581	298,049
Series 2056 Class Z, 6% 5/15/28	579,407	642,938
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	14,077,723	15,069,611
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.6976% 6/16/37 (a)(e)(f)	884,202	179,981
Series 2010-H03 Class FA, 1.5328% 3/20/60 (a)(h)	10,851,075	10,868,590
Series 2010-H17 Class FA, 1.3128% 7/20/60 (a)(h)	1,191,985	1,183,293
Series 2010-H18 Class AF, 1.13% 9/20/60 (a)(h)	1,493,699	1,481,665
Series 2010-H19 Class FG, 1.13% 8/20/60 (a)(h)	1,648,788	1,638,283
Series 2010-H27 Series FA, 1.21% 12/20/60 (a)(h)	3,018,473	3,001,347
Series 2011-H05 Class FA, 1.33% 12/20/60 (a)(h)	4,663,456	4,664,085
Series 2011-H07 Class FA, 1.4828% 2/20/61 (a)(h)	9,224,638	9,225,298
Series 2011-H12 Class FA, 1.4728% 2/20/61 (a)(h)	12,121,775	12,119,434
Series 2011-H13 Class FA, 1.33% 4/20/61 (a)(h)	4,333,472	4,334,079
Series 2011-H14:
Class FB, 1.33% 5/20/61 (a)(h)	5,109,285	5,101,709
Class FC, 1.33% 5/20/61 (a)(h)	4,579,413	4,575,818
Series 2011-H17 Class FA, 1.36% 6/20/61 (a)(h)	5,931,248	5,937,039
Series 2011-H20 Class FA, 1.38% 9/20/61 (a)(h)	13,063,475	13,087,254
Series 2011-H21 Class FA, 1.43% 10/20/61 (a)(h)	6,720,594	6,741,685
Series 2012-H01 Class FA, 1.53% 11/20/61 (a)(h)	5,783,154	5,814,967
Series 2012-H03 Class FA, 1.53% 1/20/62 (a)(h)	3,719,236	3,739,776
Series 2012-H06 Class FA, 1.46% 1/20/62 (a)(h)	5,537,138	5,555,187
Series 2012-H07 Class FA, 1.46% 3/20/62 (a)(h)	3,474,204	3,488,945
Series 2012-H21 Class DF, 1.48% 5/20/61 (a)(h)	6,810,409	6,827,362
Series 2012-H23 Class WA, 1.35% 10/20/62 (a)(h)	178,550	178,699
Series 2012-H26, Class CA, 1.36% 7/20/60 (a)(h)	10,804,352	10,831,034
Series 2013-H07 Class BA, 1.19% 3/20/63 (a)(h)	215,023	213,623
Series 2014-H03 Class FA, 1.5828% 1/20/64 (a)(h)	5,436,168	5,454,316
Series 2014-H05 Class FB, 1.5828% 12/20/63 (a)(h)	14,200,000	14,228,519
Series 2014-H11 Class BA, 1.4828% 6/20/64 (a)(h)	4,520,639	4,514,015
Series 2015-H07 Class FA, 0.3% 3/20/65 (a)(h)	15,163,747	15,162,044
Series 2015-H13 Class FL, 1.2628% 5/20/63 (a)(h)	10,563,820	10,560,762
Series 2015-H19 Class FA, 1.1828% 4/20/63 (a)(h)	14,529,779	14,514,446
Series 2016-H20 Class FM, 1.3828% 12/20/62 (a)(h)	24,815,395	24,837,282
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	737,039	831,152
Series 1997-8 Class PE, 7.5% 5/16/27	318,503	369,297
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	1,737,163	206,421
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,899,735	3,202,586
Series 2010-160 Class DY, 4% 12/20/40	25,659,525	27,402,045
Series 2010-170 Class B, 4% 12/20/40	5,782,529	6,175,105
Series 2016-H02 Class FM, 1.4828% 9/20/62 (a)(h)	43,304,370	43,326,113
Series 2016-H04 Class FE, 1.6328% 11/20/65 (a)(h)	9,175,387	9,208,903
Series 2004-32 Class GS, 5.5076% 5/16/34 (a)(e)(f)	476,330	88,102
Series 2004-73 Class AL, 6.2076% 8/17/34 (a)(e)(f)	575,768	130,301
Series 2007-35 Class SC, 34.2454% 6/16/37 (a)(f)	36,665	67,543
Series 2010-14 Class SN, 4.9576% 2/16/40 (a)(e)(f)	3,707,885	581,098
Series 2010-H10 Class FA, 1.3128% 5/20/60 (a)(h)	3,842,375	3,814,771
Series 2011-94 Class SA, 5.1072% 7/20/41 (a)(e)(f)	2,430,434	406,217
Series 2012-76 Class GS, 5.7076% 6/16/42 (a)(e)(f)	1,784,638	338,616
Series 2013-124:
Class ES, 7.343% 4/20/39 (a)(f)	5,112,561	5,397,158
Class ST, 7.4763% 8/20/39 (a)(f)	11,056,494	11,931,459
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	50,019,630	50,522,892
Series 2015-H17:
Class GZ, 4.4347% 5/20/65 (a)(h)	775,611	828,318
Class HA, 2.5% 5/20/65 (h)	21,950,919	22,177,352
Series 2015-H21 Class HA, 2.5% 6/20/63 (h)	1,130,012	1,140,284
Series 2016-H13 Class FB, 0.9866% 5/20/66 (a)(h)	36,990,801	37,237,293
Series 2017-H06 Class FA, 1.17% 8/20/66 (a)(h)	38,453,254	38,520,394
		685,385,395
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $684,309,667)		685,385,395

Commercial Mortgage Securities - 0.2%
Freddie Mac Series K723 Class A1, 2.292% 4/25/23
(Cost $13,491,097)	13,247,322	13,332,978

	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.86% (i)
(Cost $81,726,569)	81,710,227	81,726,570
TOTAL INVESTMENT PORTFOLIO - 113.5%
(Cost $7,510,402,746)		7,519,714,744
NET OTHER ASSETS (LIABILITIES) - (13.5)%		(896,566,989)
NET ASSETS - 100%		$6,623,147,755

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/32	$(22,300,000)	$(22,993,392)
3.5% 6/1/47	(4,600,000)	(4,747,344)
3.5% 6/1/47	(105,000,000)	(108,363,276)
3.5% 6/1/47	(52,475,000)	(54,155,837)
3.5% 6/1/47	(52,525,000)	(54,207,439)
3.5% 6/1/47	(109,950,000)	(113,471,830)
3.5% 6/1/47	(57,175,000)	(59,006,384)
3.5% 6/1/47	(50,975,000)	(52,607,790)
4% 6/1/47	(16,200,000)	(17,104,922)
4% 6/1/47	(2,600,000)	(2,745,234)
TOTAL TBA SALE COMMITMENTS
(Proceeds $489,197,382)		$(489,403,448)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
282 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	33,364,125	$54,528
43 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	7,100,375	70,171
TOTAL PURCHASED			124,699
Sold
Treasury Contracts
1,080 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	136,400,625	(457,780)
88 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	19,050,625	(4,297)
42 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	6,460,125	(54,231)
TOTAL SOLD			(516,308)
TOTAL FUTURES CONTRACTS			$(391,609)

The face value of futures purchased as a percentage of Net Assets is 0.6%

The face value of futures sold as a percentage of Net Assets is 2.4%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2027	USD 46,000,000	3-month LIBOR	1.5%	$(1,325,546)	$0	$(1,325,546)
LCH	Jun. 2047	2,700,000	3-month LIBOR	1.75%	(150,126)	0	(150,126)

TOTAL INTEREST RATE SWAPS					$(1,475,672)	$0	$(1,475,672)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,503,751.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,224,341.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$658,389
Total	$658,389

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$6,650,863,723	$--	$6,650,863,723	$--
Asset-Backed Securities	88,406,078	--	88,406,078	--
Collateralized Mortgage Obligations	685,385,395	--	685,385,395	--
Commercial Mortgage Securities	13,332,978	--	13,332,978	--
Money Market Funds	81,726,570	81,726,570	--	--
Total Investments in Securities:	$7,519,714,744	$81,726,570	$7,437,988,174	$--
Derivative Instruments:
Assets
Futures Contracts	$124,699	$124,699	$--	$--
Total Assets	$124,699	$124,699	$--	$--
Liabilities
Futures Contracts	$(516,308)	$(516,308)	$--	$--
Swaps	(1,475,672)	--	(1,475,672)	--
Total Liabilities	$(1,991,980)	$(516,308)	$(1,475,672)	$--
Total Derivative Instruments:	$(1,867,281)	$(391,609)	$(1,475,672)	$--
Other Financial Instruments:
TBA Sale Commitments	$(489,403,448)	$--	$(489,403,448)	$--
Total Other Financial Instruments:	$(489,403,448)	$--	$(489,403,448)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $7,510,584,824. Net unrealized appreciation aggregated $9,129,920, of which $54,655,236 related to appreciated investment securities and $45,525,316 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017